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[LOGO]  WESTCORE FUNDS      Westcore MIDCO Growth Fund Prospectus
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[PICTURE OF MOUNTAINS]

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[PICTURE OF MOUNTAINS]


                                 A HISTORY
                                 WITH A FUTURE.


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The journey creates the destination.
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Markets fluctuate, but it's the performance and service of your investment company over the long haul that will take you where you want to go. That's why, before you invest, it's so important to learn about the history of your investment firm, its philosophies, processes and people. At Westcore, we have a history of decades - not just years - behind us. We've developed a unique research philosophy and methodology that set us apart. And for many years, our investment professionals' management has resulted in a successful track record for our mutual fund investors.



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Experience focused on all portfolios.
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Our history doesn't begin with the ten years we've managed mutual funds -
Westcore Funds are backed by nearly four decades of investment management experience. The Funds are managed by institutional adviser Denver Investment Advisors, a firm that has managed assets for some of America's largest corporations, foundations and pension plans for the past 39 years. Currently, they have approximately $10 billion in assets under management. The Westcore Funds give you access to this kind of investment expertise - the kind demanded by large institutions. You receive the same disciplined asset management and investments as our institutional portfolios for low investment minimums, competitive expense ratios and no loads.




                                                     Not part of the prospectus.
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Ypsilon Mountain (13,514 foot), Rocky Mountain National Park, Front Range
Colorado                                               Photographer: Eric Wunrow

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                                     [LOGO]
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Adding value to our investors' portfolios.
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Instant information is the mantra of our technological decade. It's becoming more and more important to be early - to find and act on unique information about companies and securities. Identifying companies with superb management, proprietary products or those positioned to take advantage of a change that may lead to earnings growth, improvements in financial quality and increases in valuation, provides the edge that drives fund performance. At Westcore, we have spent years building a strong professional team and developing proprietary research processes and techniques designed to give us that important head start in a competitive marketplace. Every security is rigorously analyzed and tested to determine if it deserves to be purchased for your portfolio - or if it should be sold.

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Different investments require different approaches.
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There are different ways to manage investments, and some firms use the same investment formula for each fund. Not us. At Westcore we know that all investments are not the same. We appreciate the difference in asset classes and, to make the best investments for each portfolio, we utilize processes tailored to each specific universe of securities. From blue chips to small-company stocks to bonds, we understand the different challenges each asset class poses for security selection, and the different opportunities they provide for our investors.

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Better research philosophy, better investments.
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We begin by acknowledging that both fundamental, bottom-up research and quantitative evaluation are important tools. Experience has proven that using them both together - integrated in the right combination at the right time - is powerful. Every security bought or sold for a Westcore Fund is subjected to strict disciplines and analysis tailored to the situation. Our research makes the difference, giving you, the investor, a better portfolio.


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Not part of the prospectus.                                                    1

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                                     [LOGO]
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                              THE PEOPLE
                              BEHIND THE RESEARCH.


[PHOTO]                                Teamwork, knowledge,
[PHOTO]               wisdom, experience.
[PHOTO]

At Westcore, we understand that it's the people that add the value to investing. All the best information and research processes in the world mean nothing if the right people aren't in the position to make the decisions. To attract the highest caliber investment professionals - and to keep them - we've created an environment that is challenging and intellectually stimulating, where everyone has input on investment decisions and where they are rewarded based on their performance. Our investment professionals have an average of 19 years in the investment industry and 12 years working together as a team at our firm. Experience through many market cycles adds to their strength as individuals and as members of the team.



"It's an interesting and intellectually challenging business and our investment professionals wouldn't be doing anything else. If you provide the right environment, people do great things."

                                                                         [PHOTO]

                                                              Kenneth V. Penland
                                                                       PRESIDENT


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2                                                    Not part of the prospectus.

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                             EIGHT DIFFERENT FUNDS
TO HELP YOU REACH YOUR GOALS.

For your retirement plan you have access to Westcore MIDCO Growth Fund - an equity Fund investing in a diversified portfolio of medium-sized companies.

The Westcore family also offers direct to investors three other equity funds, three bond funds, and a money market fund to fit the investment needs of many types of investors. Each of our funds focuses on a different asset class and utilizes the best investment techniques for each particular universe of securities. Each offers different opportunities for investors, and of course, different levels of aggressiveness.

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Other funds available through Westcore Funds directly:
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[PICTURE OF MOUNTAINS]

       1-800-392-CORE
               (2673)


Westcore Blue Chip Fund - an equity fund that invests in approximately 50 stocks believed to represent the best values among those issued by the 300-400 largest U.S. dividend-paying companies.

Westcore Small-Cap Opportunity Fund - an equity fund focusing on small-company stocks with unrecognized potential.

Westcore Growth and Income Fund - an equity fund focusing on large and medium-sized, dividend-paying, growth companies.

Westcore Long-Term Bond Fund - a bond fund focusing on higher-yielding, investment-grade bonds.

Westcore Intermediate-Term Bond Fund - a bond fund emphasizing investment-quality, intermediate-term debt securities.

Westcore Colorado Tax-Exempt Fund - a bond fund offering Colorado investors double tax-exempt income through investments in investment-quality municipal bonds.

Compass Capital Money Market Portfolio - a money market fund that invests in high-quality, short-term securities which seeks to maintain a $1.00 per share net asset value.*
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* AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S.
  GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT COMPASS CAPITAL MONEY
  MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

PLEASE CALL 1-800-392-CORE FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THESE FUNDS, INCLUDING EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

FUNDS DISTRIBUTED BY ALPS MUTUAL FUNDS SERVICES, INC., MEMBER NASD.
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Not part of the prospectus.                                                    3

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[LOGO]  WESTCORE FUNDS
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Prospectus For Westcore MIDCO Growth Fund
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OCTOBER 1, 1996 AS REVISED AUGUST 12, 1997


[PICTURE OF MOUNTAINS]


             WESTCORE
                FUNDS


This Prospectus describes one mutual fund (the "Fund") offered by Westcore Trust ("Westcore" or the "Trust"). The Fund is a no-load investment. This permits you to purchase and sell shares of the Fund without a sales charge. If you enroll in our Automatic Investment Plan, you can open your account for as little as $50 a month. Otherwise, the minimum initial investment is normally $1,000.

Denver Investment Advisors LLC ("Denver Investment Advisors" or the "Investment Adviser") serves as investment adviser for the Fund. Denver Investment Advisors and its predecessors have over 38 years of investment management experience and Denver Investment Advisors currently manages over $9.7 billion in assets for clients such as corporations, insurance companies and individuals. ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Fund's distributor.

This Prospectus sets forth information that you should consider before investing. Please read this prospectus and keep it for future reference. It contains important information including how the Fund invests and shareholder services available to you. Additional information is contained in a Statement of Additional Information ("SAI"), dated October 1, 1996, on file with the Securities and Exchange Commission (the "SEC"). You may obtain a free copy of the SAI by writing or calling Westcore at the address or telephone number shown on the back cover. The SAI is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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4

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                                           Westcore MIDCO Growth Fund Prospectus
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[PICTURE OF MOUNTAINS]


Table Of Contents
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                                                                           PAGES
Fund Information

Fund Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
Expense Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8
Fund Specifics . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . 11
Fundamental Investment Limitations . . . . . . . . . . . . . . . . . . . . . 14

How to Invest

How to Open and Add to
  Your Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
Minimum Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
How to Exchange Fund Shares. . . . . . . . . . . . . . . . . . . . . . . . . 16
How to Redeem Fund Shares. . . . . . . . . . . . . . . . . . . . . . . . . . 17
Price of Fund Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
Accounts Opened Through
  a Service Organization . . . . . . . . . . . . . . . . . . . . . . . . . . 17
General Account Policies . . . . . . . . . . . . . . . . . . . . . . . . . . 17

Other Information

Distributions and Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . 19
Performance Reporting. . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
Management of Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21
Inquiries. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23

Supplemental Information

Information on Investment Policies
  and Additional Risk Factors. . . . . . . . . . . . . . . . . . . . . . . . 24


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                                                                               5

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[LOGO]  WESTCORE FUNDS                                          Fund Information
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Fund Highlights
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This section provides you with a brief overview of the Westcore MIDCO Growth
Fund and summarizes the Fund's investment objective. A detailed discussion of its investment objective, policies and risks begins on page 11 and complete information on how to purchase, exchange and redeem Fund shares begins on page 15.

Westcore MIDCO Growth Fund -
seeks to maximize long-term capital appreciation by investing primarily in medium-sized growth companies.

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Expense Information
--------------------------------------------------------------------------------

The example illustrates the effect of expenses and should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Westcore MIDCO Growth Fund
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Shareholder Transaction Expenses                                      None
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Annual Operating Expenses
(as a percentage of average net assets)
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Management Fees                                                      0.65%
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12b-1 Fees                                                            None
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All Other Expenses                                                   0.50%
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Total Operating Expenses                                             1.15%
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EXAMPLE: Assume you invest $1,000, the annual return on the Fund is 5%, and the
Fund's annual operating expenses remain as listed above. The example below shows the operating expenses that you would indirectly bear as an investor in the Fund.

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One Year                                                               $12
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Three Years                                                             37
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Five Years                                                              64
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Ten Years                                                              140
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6

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                                           Westcore MIDCO Growth Fund Prospectus
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[PICTURE OF MOUNTAINS]


The table and example at left show you the various costs and expenses you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are charges you pay when buying, exchanging or selling shares of the Fund. The no-load Westcore MIDCO Growth Fund does not charge any Shareholder Transaction Expenses. Annual Fund Operating Expenses, which are based on amounts incurred during the most recent fiscal year, restated to reflect current expenses, are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, shareholder servicing, accounting and other services.

If you own shares through certain Service Organizations (as described in the section entitled "How to Invest") you may pay account charges in connection with the maintenance of your account at the Service Organization. These account charges are in addition to the expenses shown above.

For more complete descriptions of shareholder transaction expenses and the Fund's operating expenses, see "How to Invest" and "Management of the Fund" in this Prospectus and the financial statements and related notes included in the Statement of Additional Information.



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                                                                               7

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[PICTURE OF MOUNTAINS]

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Financial Highlights
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Westcore MIDCO Growth Fund
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(For a Fund Share Outstanding
Throughout the Periods Indicated.)


The table at right provides supplementary information to the Fund's financial statements contained in the Statement of Additional Information and sets forth certain information concerning the historic investment results of Fund shares. The financial highlights are based on the financial statements of the Fund, which have been audited by Deloitte & Touche LLP, the Trust's independent auditors, except that the information in the Financial Highlights (except for total return) for the period ended May 31, 1987 was audited by other auditors. You should read the table together with the financial statements and related notes included in the Statement of Additional Information. Further information about the performance of the Fund is available in the Annual Report to Shareholders. You may obtain both the Statement of Additional Information and the Annual Report to Shareholders free of charge by contacting ALPS or Westcore Trust at 1-800-392-CORE (2673).


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8

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                                           Westcore MIDCO Growth Fund Prospectus
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Westcore MIDCO Growth Fund
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(For a Fund Share Outstanding Throughout the Periods Indicated.)

                            --------------------------------------------------------------------------------------------------------
                                                                 For the Year Ended May 31,
                            --------------------------------------------------------------------------------------------------------
                               1996      1995      1994      1993      1992      1991      1990      1989      1988    1987(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value-beginning
of period                    $17.12    $16.09    $15.79    $14.38    $14.00    $11.57    $12.18     $9.82    $12.20    $10.00
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Income From Investment Operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)  (0.08)     0.00      0.00      0.04      0.06      0.07      0.24      0.19      0.03      0.20
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments     6.58      1.56      1.34      2.48      1.84      3.16      1.32      2.52     (1.47)     2.00
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
investment operation           6.50      1.56      1.34      2.52      1.90      3.23      1.56      2.71     (1.44)     2.20
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Dividends and Distributions to Shareholders
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net
investment income              0.00      0.00      0.00      0.00     (0.32)    (0.08)    (0.24)    (0.10)    (0.28)     0.00
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net
realized gain on investments  (0.72)    (0.53)    (1.03)    (1.11)    (1.20)    (0.72)    (1.93)    (0.25)    (0.66)     0.00
------------------------------------------------------------------------------------------------------------------------------------
Return of capital              0.00      0.00     (0.01)     0.00      0.00      0.00      0.00      0.00      0.00      0.00
------------------------------------------------------------------------------------------------------------------------------------
Total dividends,
distributions and return
of capital to shareholders    (0.72)    (0.53)    (1.04)    (1.11)    (1.52)    (0.80)    (2.17)    (0.35)    (0.94)     0.00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value-end
of period                    $22.90    $17.12    $16.09    $15.79    $14.38    $14.00    $11.57    $12.18     $9.82    $12.20
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Total return                  38.62%    10.05%     8.37%    18.04%    14.09%    30.44%    15.33%    28.46%   (13.09%)   26.53%(3)(4)
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
period (000 omitted)       $656,490  $401,760  $335,453  $231,595  $180,681  $131,420   $85,209   $81,948      $557      $439
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Ratio of expenses to
average net assets             1.08%     0.94%     0.84%     0.83%     0.80%     0.78%     0.83%     0.80%     1.33%     0.00%(3)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                    (0.42%)   (0.03%)   (0.09%)    0.04%     0.12%     0.58%     2.05%     1.21%     0.02%     2.52%(3)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets
without fee waivers            1.10%     0.96%     0.87%     0.85%     0.85%     0.88%     0.88%     0.85%     2.20%     2.20%(3)
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Ratio of net investment
income (loss) to average
net assets without
fee waivers                   (0.44%)   (0.05%)   (0.12%)    0.02%     0.07%     0.48%     2.00%     1.16%    (0.85%)    0.32%(3)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)    62.83%    50.19%    52.05%    56.23%    48.17%    75.43%    86.62%    74.03%    91.57%    54.03%(3)
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


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Fund Specifics
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This section looks more closely at the Fund's investment objective, policies and securities in which it invests. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund. You should also review carefully the section entitled "Supplemental Information-Information on Investment Policies and Additional Risk Factors" for a more detailed discussion of the instruments in which the Fund may invest and their associated risks. There can be no assurance that the Fund will achieve its investment objective.

Investment Objective and Policies
--------------------------------------------------------------------------------
Upon notice to shareholders, the Fund's investment objective and policies may be changed by the Trust's Board of Trustees without the approval of shareholders. In the event of a change, you may want to consider whether the Fund remains a suitable investment for you.

The Westcore MIDCO Growth Fund is designed for long-term investors who can tolerate the risks associated with investments in common stocks. It is most suitable for investors with a long-term investment horizon. The following questions are designed to help you better understand an investment in the Westcore MIDCO Growth Fund.

What is the Fund's investment objective and what are its primary investments?
--------------------------------------------------------------------------------
Westcore MIDCO Growth Fund seeks to maximize long-term capital appreciation (rather than current income) by investing primarily in common stocks. The Investment Adviser uses fundamental research techniques to identify medium-sized growth companies it believes to be attractive. The Investment Adviser believes medium-sized companies' earnings may be greatly impacted by factors such as new products and services, and more entrepreneurial management. Medium-sized companies may also have better opportunities for growth by gaining market share. In the Investment Adviser's view, medium-sized company securities may tend to be less volatile than the securities of smaller companies, while providing higher returns than larger company stocks.

In what types of securities does the Fund invest?
--------------------------------------------------------------------------------
Westcore MIDCO Growth Fund primarily invests in medium-sized companies which generally have market capitalizations of $250 million to $5 billion and revenues of $100 million to $6 billion at the time of purchase. The Fund does not invest in companies that, at the time of purchase, are ranked among the largest 100 companies in FORTUNE MAGAZINE'S annual ranking of "The Largest U.S. Industrial and Service Corporations" in terms of revenues or market capitalization. Up to 25% of the Fund's assets may be invested in securities issued by foreign companies, either directly (if the company is listed on a U.S. exchange) or indirectly through American Depository Receipts ("ADRs"). During normal market conditions, the Fund invests at least 65% of its total assets in companies with market capitalizations of at least $250 million.

What are the other investment policies of the Fund?
--------------------------------------------------------------------------------
The Fund may invest in options and futures, preferred stocks, warrants and foreign currency transactions. Additionally, the Fund may invest up to 15% of its total assets in securities convertible into common stock rated below investment

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10

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                                           Westcore MIDCO Growth Fund Prospectus
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grade (i.e., lower-rated securities) or unrated securities determined to be of comparable quality. The Fund may also invest, directly or indirectly, up to 25% of its total assets in securities issued by foreign companies.

The Fund may invest in short-term instruments such as U.S. government obligations, money market instruments, repurchase agreements and securities issued by other investment companies (within the limits prescribed by the Investment Company Act of 1940, as amended ("1940 Act")). In addition, the Fund may borrow money from banks and may enter into reverse repurchase agreements for temporary purposes on a limited basis. The Fund may hold uninvested cash reserves (which would not earn income) pending investment, to meet anticipated redemption requests or during temporary defensive periods.

What is the main risk of investing in an equity fund?
--------------------------------------------------------------------------------
The fundamental risk associated with any equity fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market or economic conditions. Historically, equity securities have provided greater long-term returns and have entailed greater short-term risks than other investment choices.

Although smaller or newer issuers are more likely to realize more substantial growth than larger or more established issuers, they are more likely to suffer more significant losses. Investments in such companies can be both more volatile and more speculative.

For a discussion of risks related to such investments as lower rated securities or "junk bonds," options and futures, foreign currency exchange transactions and "derivative" instruments in general in which the Fund may invest, see "Supplemental Information-Information on Investment Policies and Additional Risk Factors" beginning on page 24.

Is the Fund diversified and what does that mean?
--------------------------------------------------------------------------------
The Fund is diversified. Diversification is a means of reducing risk by investing the Fund's assets in a broad range of stocks or other securities in various industries and economic sectors. Diversification does not provide assurance against the possibility of loss.

How does the Fund try to reduce risk?
--------------------------------------------------------------------------------
     - Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value.

     - The Fund may adjust the securities it holds to include issues which are believed to involve less risk.

     - The Fund may use futures, options and similar instruments to attempt to hedge its portfolio against disadvantageous movements in securities prices and interest rates. The Fund may use various currency hedging techniques, including forward currency contracts, to manage exchange rate risk when investing directly in foreign markets.

     - To the extent that the Fund holds a large cash position, it may not participate in market declines (or advances) to the same degree as a fund that is more fully invested in common stocks.

What is meant by "market capitalization"?
--------------------------------------------------------------------------------
Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for the Fund.


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11

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--------------------------------------------------------------------------------
In General
--------------------------------------------------------------------------------

Fund Specifics

What potential risks and rewards may I experience if I invest in the Fund?
--------------------------------------------------------------------------------
An investment in the Fund presents the potential rewards and risks common to securities investments. The Fund invests primarily in common stocks. Although stocks historically have presented greater potential for capital appreciation than debt obligations, they do not provide the same assurance of income and may carry greater risk of loss.

The market value of debt obligations held by the Fund will also fluctuate, normally rising when interest rates fall and falling when interest rates rise. The value of some debt obligations may be more volatile than other types of instruments.

The Fund may invest in foreign securities that are considered attractive by Denver Investment Advisors. In addition to being more costly, foreign securities may be subject to potentially adverse political, governmental and economic developments and changes in foreign currency exchange rates.

The Fund may purchase certain derivative instruments which derive their value from the performance of underlying assets, interest or currency exchange rates, or indices. Derivative instruments present, to varying degrees, special market, volatility, leveraging, liquidity, pricing and operations risks. See "Supplemental Information - Risk Factors Associated with Derivative Instruments" on page 28.

The Fund may lend its securities and enter into repurchase agreements and reverse repurchase agreements with banks and broker/dealers that could experience financial difficulties, and may make limited investments in illiquid securities.

As the Fund's investment adviser, Denver Investment Advisors will evaluate the rewards and risks presented by all securities purchased by the Fund and will determine how they will be used in furtherance of the investment objective of the Fund. It is possible, however, that Denver Investment Advisors' evaluations will prove to be inaccurate and, even when accurate, it is possible that the Fund will incur losses.


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

                                           Westcore MIDCO Growth Fund Prospectus
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--------------------------------------------------------------------------------
Fundamental Investment Limitations
--------------------------------------------------------------------------------

What are fundamental investment limitations?
--------------------------------------------------------------------------------
Fundamental investment limitations are those investment limitations that the Fund may not change without the approval of the holders of a majority of the Fund's outstanding shares. Some are summarized below (a complete list is set forth in the Statement of Additional Information).

The Westcore MIDCO Growth Fund may not:
--------------------------------------------------------------------------------
     - Purchase securities if more than 5% of the Fund's total assets will be invested in the securities of any one issuer. However up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. Certain investments such as U.S. government securities are not subject to this limitation.

     - Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies. The Fund may also lend portfolio securities in an amount not exceeding 30% of its total assets.

The Fund will not purchase securities so long as its outstanding borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

If a percentage limitation or other statistical requirement is met at the time the Fund makes an investment, a later change in the percentage due to a change in the value of the Fund's portfolio securities generally will not constitute a violation.

Please call the Trust at 1-800-392-CORE (2673) if you have any questions or need any information.
--------------------------------------------------------------------------------
ALPS Mutual Fund Services, Inc. is the distributor for the Trust and has its principal office at:

     370 Seventeenth Street
     Suite 2700
     Denver, Colorado 80202.




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                                                                              13

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[LOGO]  WESTCORE FUNDS                                             How to Invest
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How To Open And Add To Your Account
--------------------------------------------------------------------------------
This section tells you how to purchase, exchange and redeem your shares. It also explains various services and features offered in connection with your account. You may open an account and purchase shares of the Fund by completing an Account Application and returning it to Westcore with your check made payable to Westcore/SSB. You may obtain an Account Application by calling 1-800-392-CORE (2673).

--------------------------------------------------------------------------------
To Open An Account
--------------------------------------------------------------------------------
By Mail        Send a completed Account Application and a check or money order payable in U.S. dollars and drawn on a bank located in the U.S.
               to Westcore Trust, P.O. Box 8319, Boston, MA 02266-8319.
--------------------------------------------------------------------------------
In Person      Bring your completed Account Application and a check or money order payable to Westcore/SSB to Westcore Trust, 370 Seventeenth
               Street, Suite 2700, Denver, CO 80202.
--------------------------------------------------------------------------------
Automatically  Complete the Automatic Investment Plan Section of your new
(from your     Account Application ($50 minimum per transaction); and return it bank account)  to Westcore Trust, P.O. Box 8319, Boston, MA 02266-8319.
--------------------------------------------------------------------------------
By Wire        Call 1-800-392-CORE (2673) to receive wiring instructions.

--------------------------------------------------------------------------------
To Add To An Account
--------------------------------------------------------------------------------
By Mail        Send a check or money order payable in U.S. dollars and drawn on a bank located in the U.S. to Westcore Trust, P.O. Box 8319,
               Boston, MA 02266-8319. Specify your account number and the name of the Westcore MIDCO Growth Fund.
--------------------------------------------------------------------------------
In Person      Bring your check or money order payable to Westcore/ SSB to
               Westcore Trust, 370 Seventeenth Street, Suite 2700, Denver,
               CO 80202.
--------------------------------------------------------------------------------
Automatically  Complete at any time an Automatic Investment Plan application
(from your     to have $50 or more automatically withdrawn from your bank bank account)  account monthly, quarterly, or annually.
--------------------------------------------------------------------------------
By Wire        Call 1-800-392-CORE (2673) to receive wiring instructions.



--------------------------------------------------------------------------------
14

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Minimum Investments                                                   Amount
--------------------------------------------------------------------------------
To open a new account                                                 $1,000
--------------------------------------------------------------------------------
To open a new retirement or certain other accounts                    $250
--------------------------------------------------------------------------------
To open a new account with an Automatic Investment Plan               0
--------------------------------------------------------------------------------
To add to any type of an account                                      $50
--------------------------------------------------------------------------------

The minimum investment requirements do not apply to reinvested dividends, purchases by Service Organizations acting on behalf of their customers, officers, trustees, directors, employees and retirees of the Trust, Investment Adviser, Administrators or any direct or indirect subsidiary or any spouse, parent or child of any of these persons.

Please note:  Third-party checks will not be accepted by Westcore for the purchase of shares of a Fund.

--------------------------------------------------------------------------------
How To Exchange Fund Shares
--------------------------------------------------------------------------------

You may exchange your Fund shares for shares of the other Westcore Investment Portfolios or the Compass Capital Money Market Portfolio.* Exchanges must be for at least $1,000 in value per transaction. You should read the Prospectus for the Westcore Investment Portfolios into which you are exchanging. For further information on the exchange privilege, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673).

Westcore Trust may modify or terminate the exchange privilege, but will not materially modify or terminate it without giving shareholders 60 days' notice.

--------------------------------------------------------------------------------
By Telephone        Call 1-800-392-CORE (2673), and give the account name,
                    account number, name of Fund and amount of exchange
                    ($1,000 minimum).
--------------------------------------------------------------------------------
By Mail             Send a written request to: Westcore Trust, P.O. Box 8319
                    Boston, MA 02266-8319. Submit any share certificates being exchanged, endorsed for transfer.

                    Your written request must:

                      - be signed by each account owner; a signature guarantee is required for exchanges between accounts with unlike registrations;

                      - state the number or dollar amount of shares to be exchanged ($1,000 minimum);

                      - include your account number and tax identification number.

--------------------------------------------------------------------------------
*COMPASS CAPITAL MONEY MARKET PORTFOLIO IS A NO-LOAD MONEY MARKET FUND ADVISED
 BY PNC ASSET MANAGEMENT GROUP, INC. AND SUB-ADVISED BY PNC INSTITUTIONAL MANAGEMENT CORPORATION AND DISTRIBUTED BY COMPASS DISTRIBUTORS, INC.
--------------------------------------------------------------------------------

[LOGO]  WESTCORE FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
How To Redeem Fund Shares
--------------------------------------------------------------------------------

You may redeem your Fund shares on any business day. If you have any questions on how to redeem your shares, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673).

Redemption proceeds generally will be sent by check to the shareholder(s) of record at the address of record within 7 days after receipt of a valid redemption request. If you have authorized the wire redemption service, your redemption proceeds will be wired directly into your designated bank account normally within 3 business days after receipt of a valid redemption request. If you have selected the Systematic Withdrawal Plan, your redemption proceeds will be electronically transferred to your designated bank account within 7 days after withdrawal. If the shares being redeemed were purchased by check, telephone or through the Automatic Investment Program, the Trust may delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear.

--------------------------------------------------------------------------------
By Telephone   Call 1-800-392-CORE (2673) and give the account name, account
(Available     number, name of Fund and amount of redemption ($1,000 minimum).
only if you
checked the    If you do not have and would like to add the telephone redemption
appropriate    feature, send a written request to Westcore Trust, P.O. Box 8319,
box on the     Boston, MA 02266-8319. The request must be signed (and signatures
Account        guaranteed) by each account owner.
Application.)
               The Trust may impose a dollar limit on telephone redemptions.
Not available
for retirement
accounts or
shares held
in certificate
form.
--------------------------------------------------------------------------------
In Person      During normal business hours, bring your written request to:
               Westcore Trust, 370 Seventeenth Street, Suite 2700, Denver,
               CO 80202.
--------------------------------------------------------------------------------
By Mail        Send a written request to Westcore Trust, P.O. Box 8319, Boston,
               MA 02266-8319. Submit any share certificates being redeemed, endorsed for transfer.

               Your written request must:
                 - be signed by each account owner; a signature guarantee is required for any redemption over $10,000 or any redemption being mailed to any address or payee other than that which is on record;
                 -  state the number or dollar amount of shares to be redeemed;
                 -  include your account number and tax identification number.
--------------------------------------------------------------------------------
By Wire        Call 1-800-392-CORE (2673) or write Westcore Trust,
(Available     P.O. Box 8319, Boston, MA 02266-8319.
only if you
checked the    You will need to provide: account name and number, name of
appropriate    Westcore MIDCO Growth Fund; and amount of redemption ($1,000
box on the     minimum per transaction if made by telephone).
Account
Application.)  If you have already opened your account and would like to have the wire redemption feature, send a written request to Westcore
               Trust, P.O. Box 8319, Boston, MA 02266-8319. The request must be signed (and signatures guaranteed) by each account owner.

By Systematic  Request quarterly or monthly withdrawals in any multiple of $50.
Withdrawal     Call 1-800-392-CORE (2673) for more information or a form.

               Participation requires a minimum of $10,000 in the Fund in order to initiate this Plan.
--------------------------------------------------------------------------------
16

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Price of Fund Shares
--------------------------------------------------------------------------------
All purchases, redemptions and exchanges will be processed at the net asset value ("NAV") next calculated after your request and payment is received in proper form. The Fund's NAV is determined by the Administrators as of the close of regular trading on the New York Stock Exchange (the "NYSE"), currently 4:00 p.m. (Eastern time), on each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of regular trading on the NYSE on that day. If not, your request will be processed at the Fund's NAV at the close of regular trading on the next day. To be in proper form, your order must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

In the case of participants in certain employee benefit plans, purchase orders will be processed at the NAV next determined after the Service Organization acting on their behalf receives the purchase order.

The Fund's NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. The Fund's investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost, which generally equals market value.

Accounts Opened Through A Service Organization
--------------------------------------------------------------------------------
You may purchase or sell Fund shares through an account you have with Denver Investment Advisors, any qualified broker/dealer, any bank or any other institution (your "Service Organization"). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares and may require different minimum initial and subsequent investments than Westcore. Service Organizations may also impose charges, restrictions or cut-off times different from those applicable to shareholders who invest in Westcore directly.

A Service Organization may receive fees from the Trust or Denver Investment Advisors for providing services to the Trust or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Trust or Denver Investment Advisors with respect to their customers' assets invested in the Trust. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. Westcore is not responsible for the failure of any Service Organization to carry out its obligations to its customers.

General Account Policies
--------------------------------------------------------------------------------
If your account balance falls below $750 as a result of redemption and you do not increase the amount to at least $750 within 60 days after notice, your account may be closed and the proceeds sent to you.

You may choose to initiate certain transactions by telephone. The Trust and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed. It may be difficult to reach the Fund by telephone during periods of unusual market activity. If this happens, you may redeem your shares by mail as described above.


--------------------------------------------------------------------------------

[LOGO]  WESTCORE FUNDS                                         Other Information
--------------------------------------------------------------------------------


The Trust or your Service Organization will send you a statement of your account quarterly and a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information will be mailed to you by January 31 of each year and filed with the Internal Revenue Service. At least twice a year, you will receive financial statements in the form of Annual and Semi-Annual Reports of the Fund.

Duplicate mailings of Fund materials to shareholders who reside at the same address may be eliminated.

The Fund will issue share certificates upon written request only.

--------------------------------------------------------------------------------
Other Information
--------------------------------------------------------------------------------

Distributions And Taxes
--------------------------------------------------------------------------------
The Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend.

Distribution Schedule
--------------------------------------------------------------------------------
When you open an account, you must specify on your Account Application whether you want to receive your distributions in cash or reinvest them in the distributing Fund or another Fund. You may change your distribution option at any time by writing or calling 1-800-392-CORE (2673). The Fund distributes income dividends and capital gain distribution in December only.

Taxes
--------------------------------------------------------------------------------
As with any investment, you should consider the tax implications of an investment in the Fund. The following briefly summarizes some of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax adviser with specific reference to your own tax situation, including the applicability of any state and local taxes. You will be advised at least annually regarding the federal tax treatment of dividends paid to you.

Dividends paid by the Fund will be subject to federal income tax, whether they were paid in cash or reinvested in additional shares. Federal income taxes for dividends paid to an IRA or other qualified retirement plan are generally deferred. Income dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the year.

Any capital gain dividend paid by the Fund will be taxable as a long-term capital gain, no matter how long you have held the Fund's shares.


--------------------------------------------------------------------------------
18

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------


Taxes (Continued)
--------------------------------------------------------------------------------
  Any dividends declared by the Fund in October, November or December and payable to shareholders of record during those months will be deemed to have been paid by the Fund and received by shareholders on December 31 of the same year even if the amounts are actually paid in January of the following year.

  If you purchase Fund shares before the record date of a dividend, the entire amount of the dividend, although in effect a return of capital, will be subject to federal income taxes.

  You may realize a taxable gain or loss when you redeem, transfer or exchange shares of the Fund. If you hold shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term capital loss to the extent of the earlier distribution.

  Because the Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"), the Fund generally will not be required to pay federal income taxes on its income and capital gains.

--------------------------------------------------------------------------------
Performance Reporting
--------------------------------------------------------------------------------
This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in newsletters, advertisements and in media articles. Newsletters, advertisements and other publications may include comparisons of the Fund's performance to the performance of various indices and investments for which reliable performance data are available and to averages, performance rankings or other information compiled by recognized mutual fund statistical services.

Aggregate total return - reflects income and capital appreciation/depreciation and establishes a total percentage change in the value of an investment in the Fund over a specified measuring period.

Average annual total return - represents the average annual percentage change in the value of an investment in the Fund over a specified measuring period. It is calculated by taking the aggregate total return for the measuring period and determining what constant annual return would have produced the same aggregate return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

Both methods of calculating total return assume that you have reinvested dividends made by the Fund during the period in Fund shares.

Any fees charged by your Service Organization directly to your account in connection with an investment in the Fund will not be included in the Fund's calculations of total return.

Performance quotations of the Fund represent its past performance, and you should not consider them representative of future results. The investment return and principal value of an investment in the Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, you cannot necessarily compare an investment in Fund shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time.


--------------------------------------------------------------------------------

[LOGO]  WESTCORE FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Management Of Fund
--------------------------------------------------------------------------------

Board of Trustees
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Trust's Board of Trustees. The Statement of Additional Information contains information about the Board of Trustees.

Investment Adviser
--------------------------------------------------------------------------------
Denver Investment Advisors serves as the investment adviser to the Fund. The Investment Adviser has its principal offices at 1225 17th Street, 26th Floor, Denver, Colorado 80202. As of September 1, 1996, Denver Investment Advisors had approximately $9.7 billion in assets under active management. In addition to the Trust, Denver Investment Advisors also advises or sub-advises two other investment company portfolios, the Blue Chip Value Fund, Inc. and the PaineWebber Managed Assets Trust-PaineWebber Capital Appreciation Fund.

Subject to the overall authority of the Trust's Board of Trustees, Denver Investment Advisors has agreed to provide a continuous investment program for the Fund, including investment research and management. These management responsibilities include, among other things, furnishing economic and statistical information as requested by the Trust's trustees and officers. The Investment Adviser makes investment decisions for the Fund and places orders for all purchases and sales of the Fund's portfolio securities.

--------------------------------------------------------------------------------
Portfolio Manager
--------------------------------------------------------------------------------
Todger Anderson, CFA, President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of the Westcore MIDCO Growth Fund since its inception. Mr. Anderson has been a portfolio manager with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1975. He received his B.A. from Colby College and his M.B.A. from the University of Denver.

                                                                         [PHOTO]

                                                           Todger Anderson, CFA,
                                    Porfolio Manager, Westcore MIDCO Growth Fund


--------------------------------------------------------------------------------
20

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------


Breakdown of Management Expenses and Expense Limits
--------------------------------------------------------------------------------
  The Fund pays the Investment Adviser an advisory fee under the advisory agreement. The fees are set forth below and are expressed as an annual percentage of the Fund's average daily net assets:

--------------------------------------------------------------------------------
                              Contractual        Effective Advisory Fees for the
Fee Schedule                 Advisory Fees           Year Ended May 31, 1996
--------------------------------------------------------------------------------

Westcore MIDCO Growth Fund       .65%                            .65%

--------------------------------------------------------------------------------

  The Investment Adviser may from time to time voluntarily waive all or any portion of these fees and reimburse expenses of the Fund; however, it may modify or discontinue this practice at any time.

Co-Administrators
--------------------------------------------------------------------------------
ALPS and Denver Investment Advisors serve as co-administrators to the Fund (the "Administrators"). As Administrators, they have agreed to: assist in maintaining the Fund's office; furnish the Fund with clerical and certain other services required by them; compile data for and prepare notices and semi-annual reports to the SEC; prepare filings with state securities commissions; coordinate federal and state tax returns; monitor the Fund's expense accruals; monitor compliance with the Fund's investment policies and limitations; and generally assist in the Fund's operations. The Administrators are entitled to receive a fee from the Fund for administrative services, computed daily and payable monthly, at the aggregate annual rate of .30% of the Fund's average daily net assets. The Administrators may voluntarily waive all or any portion of their administration fees from time to time.

Pursuant to a separate agreement, ALPS has agreed to maintain the financial accounts and records of the Fund and to compute the net asset value and certain other financial information relating to the Fund.

The Trust has agreed to reimburse Denver Investment Advisors for costs incurred by Denver Investment Advisors for providing recordkeeping and sub-accounting services to persons who beneficially own shares of the Fund through omnibus accounts ("Beneficial Shares"). The amount reimbursed with respect to the Fund will not exceed the lesser of the costs actually borne by Denver Investment Advisors or the effective rate for transfer agency services borne by the Fund without taking into account such Beneficial Shares and applying such rate to such Beneficial Shares. The Administrators are also authorized to make payments from their administrative fees or other sources to persons for providing services to the Fund or its shareholders.


--------------------------------------------------------------------------------

[LOGO]  WESTCORE FUNDS
--------------------------------------------------------------------------------


Transfer Agent
--------------------------------------------------------------------------------
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02015,

provides the Funds with transfer agency services in return for compensation.

Other Information Concerning the Trust and its Shares
--------------------------------------------------------------------------------
Westcore Trust was originally organized as a Maryland corporation on January 11, 1982. It was reorganized as a Massachusetts business trust on December 10, 1985.

The Trust's Amended and Restated Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more classes of shares. Pursuant to such authority, the Board has authorized the issuance of an unlimited number of shares representing interests in the Fund.
No other classes or series of shares are currently offered.

Shareholder Meetings
--------------------------------------------------------------------------------
Westcore Trust does not presently intend to hold meetings of shareholders except as required by the 1940 Act or other applicable law. Under the 1940 Act, the Board of Trustees is required to call a meeting of shareholders for the purpose of voting upon the removal of any trustee or trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares. If a shareholders meeting is held, you will be entitled to one vote for each full share you hold and proportionate fractional votes for fractional shares you hold. It is contemplated that the shareholders of the Fund will vote separately on matters pertaining to its investment advisory agreement and any changes in its fundamental investment limitations.

As of August 29, 1996, Wells Fargo Bank and its affiliated banks possessed, on behalf of their underlying customer accounts, voting or investment power with respect to a majority of all of the outstanding shares of Westcore Trust and, therefore, under the 1940 Act, may be deemed to be a controlling person of the Trust.

Inquires
--------------------------------------------------------------------------------
Please write or call Westcore Trust at the address or telephone number listed on the back cover of this Prospectus with any inquiries you may have regarding the Fund.


--------------------------------------------------------------------------------
22

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Supplemental Information
--------------------------------------------------------------------------------

Information On Investment Policies And Additional Risk Factors
--------------------------------------------------------------------------------
Denver Investment Advisors uses a range of different investments and investment techniques in seeking to achieve the Fund's investment objective.

U.S. Government Obligations
--------------------------------------------------------------------------------
The Fund may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Direct obligations of the U.S. government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Money Market Instruments
--------------------------------------------------------------------------------
The Fund may invest from time to time in money market instruments such as bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less. Bank obligations include bankers' acceptances, certain negotiable certificates of deposit and time deposits such as U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks. Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers.

Repurchase Agreements and Reverse Repurchase Agreements
--------------------------------------------------------------------------------
In a repurchase agreement, the Fund agrees to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. Repurchase agreements involve the risk that the seller will fail to repurchase the securities, as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act. The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, the Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty.

Lower-Rated Securities
--------------------------------------------------------------------------------
Investments in issuers of securities rated below investment grade (commonly known as "junk bonds") are considered to be more speculative than securities rated investment grade and higher. There are particular risks associated with these securities, including: (a) the relative youth and growth of the market;
(b) their greater sensitivity to interest rate and economic changes which could negatively affect their value and the ability of issuers to make principal and interest payments; (c) the relatively low trading market liquidity for the securities which may adversely affect the price at which they could be sold; (d) a greater risk of default or price changes due to changes in the issuer's creditworthiness; and (e) the adverse impact that legislation restricting lower-rated securities may have on their market.


--------------------------------------------------------------------------------

[LOGO]  WESTCORE FUNDS
--------------------------------------------------------------------------------


Securities Lending
--------------------------------------------------------------------------------
The Fund may lend its portfolio securities to institutional investors as a means of earning additional income. Securities loans present risks of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. A loan will not be made if, as a result, the total amount of the Fund's outstanding loans exceeds 30% of its total assets.

Restricted Securities
--------------------------------------------------------------------------------
The Fund will not knowingly invest more than 15% of the value of its net assets in securities that are illiquid. Illiquid securities include repurchase agreements, securities loans and time deposits that are not terminable within 7 days and certain securities that are not registered under the securities laws. Pursuant to guidelines adopted by the Board of Trustees, the Investment Adviser may determine that certain securities that are not registered under the Securities Act of 1933 are not illiquid and therefore are not subject to this 15% limitation. However, there can be no assurance that a liquid market will exist for any security at a particular time.

In addition, the purchase of such securities could have the effect of increasing the level of illiquidity of the Fund during periods that qualified institutional buyers become uninterested in purchasing these restricted securities.

Convertible Securities
--------------------------------------------------------------------------------
The Fund may invest in convertible securities, including bonds and preferred stocks, that may be converted into common stock at a specified price or conversion ratio. The Fund uses the same research intensive approach and valuation techniques for selecting convertible securities as are used for the selection of common stocks.

The value of a convertible security is influenced by both interest rates and the value of the underlying common stock. Investments in convertible securities, including in particular those with lower ratings, involve the risk that the securities, when converted, may be worth less than the prestated price.

Options and Futures
--------------------------------------------------------------------------------
The Fund may buy put options and call options and write covered call and secured put options on securities and securities indices. A put option gives the buyer the right to sell, and the writer the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option. Writing a secured put option means that the Fund maintains in a segregated account with its custodian cash or U.S. Governmental securities in an amount not less than the exercise price of the option at all times during the option period. A call option gives the buyer the right to buy the underlying security at the stated exercise price at any time prior to the expiration of the option. Writing a covered call option means that the Fund owns or has the right to acquire the underlying security subject to call at the stated exercise price at all times during the option period. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the index. Options purchased by the Fund will not exceed 5%, and options written by the Fund will not exceed 25%, of its net assets. All options will be listed on a national securities exchange and issued by the Options Clearing Corporation.


--------------------------------------------------------------------------------
24

                                           Westcore MIDCO Growth Fund Prospectus
--------------------------------------------------------------------------------


The Fund may also invest to a limited extent in futures contracts and options on futures contracts in order to reduce its exposure to movements of security prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of a contract or securities index. The Fund may also purchase and sell call and put options on futures contracts traded on an exchange or board of trade.

In accordance with regulations of the Commodity Futures Trading Commission, the Fund's commodities transactions must constitute bona fide hedging or other permissible transactions. In addition, the Fund may not engage in commodities transactions if the sum of the amount of initial margin deposits and premiums paid for related options, other than for bona fide hedging transactions, would exceed 5% of its assets (after certain adjustments). In connection with a position in a futures contract or related option, the Fund will create a segregated account of liquid, high-grade assets or will otherwise cover its position in accordance with SEC requirements.

Options trading and futures transactions are highly specialized activities and carry greater than ordinary investment risks. The primary risks associated with the use of options and futures contracts are: (1) options and futures may fail as hedging techniques where the price movements of the securities underlying them do not follow the price movements of the portfolio securities subject to the hedge; (2) the Fund will likely be unable to control losses by closing its position in these investments where a liquid secondary market does not exist;
(3) losses from investing in futures transactions due to unanticipated market movements are potentially unlimited; and (4) gains and losses on investments in options and futures depend on the Investment Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

Foreign Currency Exchange Transactions
--------------------------------------------------------------------------------
Because the Fund may buy and sell securities and receive amounts denominated in currencies other than the U.S. dollar, it may enter into currency exchange transactions from time to time. The Fund will purchase foreign currencies on a "spot" or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts. Under these contracts the Fund would agree with a financial institution to purchase or sell a stated amount of a foreign currency at a specified price, with delivery to take place at a specified date in the future. Because there is a risk of loss to the Fund if the other party does not complete the transaction, these contracts will be entered into only with parties approved by the Fund's Board of Trustees.

The Fund may maintain "short" positions in forward foreign currency exchange transactions whereby the Fund would agree to exchange currency that it did not own for another currency at a future date and at a specified price. This would be done in anticipation of a decline in the value of the currency sold short relative to the other currency and not for speculative purposes. In order to ensure that the short position is not used to achieve leverage with respect to the Fund's investments, the Fund would establish with its custodian a segregated account consisting of cash or certain liquid high-grade debt securities equal in value to the market value of the currency involved.


--------------------------------------------------------------------------------
                                                                              25

[LOGO]  WESTCORE FUNDS
--------------------------------------------------------------------------------


When-Issued Purchases and Forward Commitments
--------------------------------------------------------------------------------
The Fund may purchase or sell securities on a "when-issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. These transactions permit the Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. The Fund would bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery occurs. Because the Fund is required to set aside cash or liquid high-grade debt obligations in a segregated account to satisfy these purchase commitments, its liquidity and ability to manage its portfolio might be affected during periods in which its commitments exceed 25% of the value of its assets. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes.

Securities Issued by Other Investment Companies
--------------------------------------------------------------------------------
The Fund may invest in securities issued by other investment companies subject to the requirements of applicable securities laws. When the Fund invests in another investment company, it pays a pro rata portion of the advisory and other expenses of that company as a shareholder of that company. These expenses would be in addition to the Fund's own expenses.

Foreign Securities
--------------------------------------------------------------------------------
There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. Foreign investments may involve further risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Moreover, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Investments in foreign securities may be in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and similar securities. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company, and EDRs are receipts issued by a European financial institution evidencing ownership of the underlying foreign securities.


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                                           Westcore MIDCO Growth Fund Prospectus
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Portfolio Turnover
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The Fund may sell a portfolio investment soon after it is purchased if the
Investment Adviser believes that a sale is consistent with the Fund's investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses, tax consequences (including the possible realization of additional taxable capital gains and income) and other transaction costs, which must be borne directly by the Fund involved and ultimately by its shareholders.

Risk Factors Associated with Derivative Instruments
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The Fund may purchase certain "derivative" instruments as described above under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, futures contracts, options, forward currency contracts and structured debt obligations.

Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more rapidly than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based or may be difficult to determine because of a lack of reliable objective information and an established secondary market; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Many of these instruments are proprietary products that have been recently developed by investment banking firms and it is uncertain how they will perform under different economic and interest rate scenarios.


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                                           Westcore MIDCO Growth Fund Prospectus
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Questions? Call 1-800-392-CORE (2673)                                         29

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[LOGO]  WESTCORE FUNDS

        370 17th Street
        Suite 2700
        Denver, CO 80202

        1-800-392-CORE (2673)
        www.westcore.com



             Funds distributed by ALPS Mutual Funds Services, Inc., member NASD.